Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	[3]
Operating activities:
Net income (loss)	[1]	$ (84,519)	$ 27,722	[2]	$ 133,941	[2]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and depletion	[1]	17,039	15,684	[2]	10,232	[2]
Amortization of intangible assets	[1]	1,682	2,620	[2]	5,186	[2]
Loss on impairments of goodwill and intangible assets	[1]	33,745	18,606	[2]	0	[2]
Provision for doubtful accounts	[1]	8,236	0	[2]	0	[2]
Unit-based compensation to directors and employees	[1]	2,620	2,983	[2]	1,470	[2]
Amortization of loan origination costs into interest expense	[1]	1,866	2,293	[2]	1,264	[2]
Accretion of asset retirement obligations	[1]	430	394	[2]	265	[2]
(Gain) loss on disposal or impairments of property, plant and equipment	[1]	(357)	6,514	[2]	0	[2]
Management fees paid by sponsor on behalf of the Partnership	[1]	0	0	[2]	1,910	[2]
Changes in operating assets and liabilities:
Accounts receivable	[1]	(19,593)	40,640	[2]	(44,675)	[2]
Inventories	[1]	7,270	(6,954)	[2]	(5,142)	[2]
Prepaid expenses and other current assets	[1]	2,190	1,561	[2]	(4,767)	[2]
Other assets	[1]	1,360	(2,962)	[2]	(2,974)	[2]
Accounts payable	[1]	1,277	(2,583)	[2]	8,001	[2]
Accrued and other current liabilities	[1]	(434)	(6,326)	[2]	6,067	[2]
Due to sponsor	[1]	(797)	556	[2]	(7,431)	[2]
Net cash provided by (used in) operating activities	[1]	(27,985)	100,748	[2]	103,347	[2]
Investing activities:
Capital expenditures for property, plant and equipment	[1]	(44,011)	(127,217)	[2]	(171,805)	[2]
Proceeds from sale of property, plant and equipment	[1]	1,403	0	[2]	0	[2]
Cash used for business combinations	[1]	(75,000)	0	[2]	(224,250)	[2]
Equity method investments	[1]	(10,232)	0	[2]	0	[2]
Restricted cash, net	[1]	0	691	[2]	0	[2]
Net cash used in investing activities	[1]	(127,840)	(126,526)	[2]	(396,055)	[2]
Financing activities:
Proceeds from equity issuances, net	[1]	189,037	0	[2]	170,693	[2]
Proceeds from issuance of long-term debt	[1]	0	65,000	[2]	198,000	[2]
Repayment of long-term debt	[1]	(58,396)	(14,928)	[2]	(139,750)	[2]
Loan origination costs	[1]	(128)	(406)	[2]	(7,120)	[2]
Affiliate financing, net	[1]	16,480	53,512	[2]	133,228	[2]
Proceeds from unit purchase program participants	[1]	111	403	[2]	0	[2]
Redemption of common units	[1]	0	0	[2]	(19)	[2]
Distributions paid	[1]	0	(70,072)	[2]	(77,421)	[2]
Net cash provided by financing activities	[1]	147,104	33,509	[2]	277,611	[2]
Net increase (decrease) in cash	[1]	(8,721)	7,731	[2]	(15,097)	[2]
Cash at beginning of period	[1],[2]	13,242	5,511	[3]	20,608
Cash at end of period	[1]	4,521	13,242	[2]	5,511	[2]
Non-cash investing and financing activities:
Increase (decrease) in accounts payable and accrued liabilities for additions to property, plant and equipment	[1]	(8,125)	1,141	[2]	3,003	[2]
Increase in property, plant and equipment for asset retirement obligations	[1]	373	0	[2]	3,425	[2]
Debt financed capital expenditures	[1]	3,676	3,676	[2]	3,676	[2]
Estimated fair value of contingent consideration liability	[1]	5,000	0	[2]	0	[2]
Increase (decrease) in accrued distribution equivalent rights	[1]	(88)	245	[2]	0	[2]
Due to sponsor balance converted into non-controlling interest	[1]	120,950	0	[2]	0	[2]
Expense paid by sponsor on behalf of the Partnership	[1]	1,652	2,787	[2]	1,600	[2]
Cash paid for interest	[1]	$ 11,787	$ 11,833	[2]	$ 8,847	[2]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.